Organization and Principal Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International Limited (“CBL International”) was incorporated on February 8, 2022 in the Cayman Islands. CBL International is a holding company without any operations, and owns 100% of Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands (collectively, the “Company”).

The Company is a marine fuel logistics company providing one-stop solution for vessel refueling, which is referred to as bunkering facilitator in the bunkering industry.   As a bunkering facilitator, the Company facilitates vessel refueling between ship operators and local physical distributors/traders by purchasing marine fuel, including both fossil fuel and alternative fuel, from our suppliers and arranging for the marine fuel to be delivered by the suppliers to our customers.

Business Reorganization and Listing of shares in Nasdaq

A reorganization of the Company’s legal entity structure was completed in August 2022. The reorganization involved the incorporation of CBL International in February 2022, and the acquisition of Banle BVI by CBL International in August 2022. This transaction was treated as a recapitalization of the Company under common control and the financial statements give a retroactive effect to this transaction.

Banle BVI was set up in July 2020 with 50,000 shares at $1.00 per share issued to Mr. Chia. In February 2021, Banle BVI issued 490,323 shares in total, of comprised 304,000 shares to CBL (Asia) Limited (“CBL (Asia)”) and 186,323 shares to Straits Energy Resources Berhad (“Straits”). The 50,000 shares originally issued to Mr. Chia were surrendered and cancelled at the same time.

CBL International was incorporated in the Cayman Islands with limited liability in February 2022, by issuing and allotting 50,000 shares at par value of $0.01 per share to Mr. Chia. In March 2022, each issued and unissued share was subdivided into 100 shares. Each share par value was reduced to $0.0001, and the authorized share capital was amended to 500,000,000 shares with $0.0001 par value per share. The number of shares held by Mr. Chia increased from 50,000 to 5,000,000 with a par value of $0.0001 each.

In August 2022, CBL (Asia) and Straits, as vendors, and CBL International, as purchaser, entered into a sale and purchase agreement, pursuant to which CBL International acquired the entire issued share capital of Banle BVI from its existing shareholders, CBL (Asia) and Straits, in consideration of which CBL International issued and allotted 13,175,000 shares and 8,075,000 shares, credited as fully paid, to CBL (Asia) and Straits, respectively. Upon completion of issuance and allotment of the shares to CBL (Asia) and Straits, the 5,000,000 shares of CBL International issued to Mr. Chia were surrendered and cancelled; and CBL International became the 100% shareholder of Banle BVI and itself being owned 62% by CBL (Asia) and 38% by Straits.

On March 23, 2023, the Company consummated the initial public offering of 3,325,000 ordinary shares, par value of $0.0001 per share at a price of $4.00 per share (the “Offering”), The Company’s underwriters exercised their over-allotment option in part for an additional 425,000 ordinary shares on March 27, 2023 (“Over-allotment Option”). The Over-allotment Option was closed with the Offering. Upon completion of the Offering 3,750,000 new shares were issued , and the ordinary share capital of the Company became $2,500, representing 25,000,000 shares of $0.0001 par value.

The total number of ordinary shares issued and outstanding as of December 31, 2023 was 25,000,000 shares. The Company’s ordinary shares began trading on the Nasdaq Capital Market on March 23, 2023 under the ticker symbol “BANL”.

Upon completion of issuance of the shares under the Offering, CBL International is effectively owned 52.7% by CBL (Asia), 32.3% by Straits and 15.0% by public shareholders.

Incorporation of new subsidiaries

Banle Energy (Europe) Limited

Banle Energy (Europe) Limited (“Banle Europe”) was incorporated in Ireland in October 2023 as a limited liability company and focuses on management and administration of the Group’s businesses in Europe.

Banle Energy (Ireland) Limited

Banle Energy (Ireland) Limited (“Banle Ireland”) was incorporated in Ireland in October 2023 as a limited liability company and focuses on sales and distribution of marine fuel. Banle Ireland is 55% owned by the Group

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited	British Virgin Islands	100% by CBL International	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Majestic Energy (Shenzhen) Co. Limited	PRC	100% by Banle China	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Singapore”)	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy (Europe) Limited (“Banle Europe”)	Ireland	100% by Banle BVI	Business management
Banle Energy (Ireland) Limited (“Banle Ireland”)	Ireland	55% by Banle Europe	Sales and distribution of marine fuel